Financial instruments - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Financial Liabilities	$ 6,895,160	$ 6,720,820
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		0
Level 1 | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	0
Level 1 | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	379,667	848,800
Level 2 | Forwards
Financial instruments [Line Items]
Financial Liabilities	3,764	182
Level 2 | Options
Financial instruments [Line Items]
Financial Liabilities	285	136
Level 2 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		7,316
Level 2 | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	12,638
Level 2 | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	17,599	0
Level 2 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	62,232	313,107
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	300,000	136,000
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,977,468	3,502,236
Level 2 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	1,791	21,440
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		0
Level 3 | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	0
Level 3 | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	379,667	848,800
Fair value (disclosure purposes) | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		0
Fair value (disclosure purposes) | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	0
Fair value (disclosure purposes) | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	62,232	313,107
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	300,000	136,000
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,977,468	3,502,236
Fair value (disclosure purposes) | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Forwards
Financial instruments [Line Items]
Financial Liabilities	3,764	182
Fair amount registered | Options
Financial instruments [Line Items]
Financial Liabilities	285	236
Fair amount registered | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		7,316
Fair amount registered | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	12,638
Fair amount registered | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	17,599	0
Fair amount registered | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	1,791	21,440
Cash and cash equivalents | Level 1
Financial instruments [Line Items]
Financial Assets	1,750,321	1,377,851
Cash and cash equivalents | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	1,750,321	1,377,851
Cash and cash equivalents | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 2
Financial instruments [Line Items]
Financial Assets	969,732	1,061,262
Time deposits | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	969,732	1,061,262
Time deposits | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Derivative financial instruments | Level 1
Financial instruments [Line Items]
Financial Assets
Financial Liabilities	0	0
Derivative financial instruments | Level 2
Financial instruments [Line Items]
Financial Assets
Financial Liabilities	0	0
Derivative financial instruments | Level 3
Financial instruments [Line Items]
Financial Liabilities	0	0
Derivative financial instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets
Financial Liabilities	0	0
Derivative financial instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets
Financial Liabilities	0	0
Forwards | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Level 2
Financial instruments [Line Items]
Financial Assets	4,479	2,615
Forwards | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair amount registered
Financial instruments [Line Items]
Financial Assets	4,479	2,615
Options | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Options | Level 2
Financial instruments [Line Items]
Financial Assets	110	313
Options | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair amount registered
Financial instruments [Line Items]
Financial Assets	110	313
Hedging assets | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	1,698	15,405
Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	1,698	15,405
Non-current accounts receivable | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	3,295	2,727
Non-current accounts receivable | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 2
Financial instruments [Line Items]
Financial Assets	20	20
Others | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Others | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	20	20
Others | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 1
Financial instruments [Line Items]
Financial Assets	56,551	57,756
Equity instruments | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	56,551	57,756
Hedging assets – Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	19,673	2,930
Hedging assets – Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	19,673	2,930
Other financial instruments | Level 1
Financial instruments [Line Items]
Financial Assets	0
Other financial instruments | Level 2
Financial instruments [Line Items]
Financial Assets	622
Other financial instruments | Level 3
Financial instruments [Line Items]
Financial Assets	0
Other financial instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0
Other financial instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	622
Carrying amount
Financial instruments [Line Items]
Financial Liabilities	5,207,200	5,384,320
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	379,667	847,963
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities		0
Carrying amount | Hedging - Debt
Financial instruments [Line Items]
Financial Liabilities	0
Carrying amount | Hedging-investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash Flow
Financial instruments [Line Items]
Financial Liabilities		0
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	56,802	307,771
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	293,291	129,683
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,925,475	3,449,459
Carrying amount | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash and cash equivalents
Financial instruments [Line Items]
Financial Assets	1,750,321	1,377,851
Carrying amount | Time deposits
Financial instruments [Line Items]
Financial Assets	969,732	1,061,262
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Assets
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Swaps
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Non-current accounts receivable
Financial instruments [Line Items]
Financial Assets	3,295	2,727
Carrying amount | Others
Financial instruments [Line Items]
Financial Assets	20	20
Carrying amount | Equity instruments
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Assets	0	$ 0
Carrying amount | Other financial instruments
Financial instruments [Line Items]
Financial Assets	$ 0